Income Taxes - Summary of Components of the Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 56,127	$ 43,405
Tax credits	8,777	6,993
Accrual and reserves	1,675	1,126
Tangible and intangible assets	15,888	7,117
Stock-based compensation	733	551
Gross deferred tax assets	82,865	59,192
Valuation allowance	(82,865)	(59,192)
Net deferred tax assets	0	0
Deferred tax liabilities:
Other intangibles	0	0
Net deferred tax	$ 0	$ 0